Castle Focus Fund
			Schedule of Investments
			March 31, 2021 (Unaudited)
Shares				Fair Value	% of Net Assets

COMMON STOCKS

Agricultural Production-Crops
51,000	Corteva, Inc.			$ 2,377,620	3.72%

Arrangement of Transportation of Freight & Cargo
7,500	Expeditors International Of Washington, Inc.			807,675	1.26%

Beverages
7,500	Diageo PLC **			1,231,575	1.93%

Cable & Other Pay Television Services
30,000	Comcast Corporation - Class A			1,623,300	2.54%

Communications Equipment
42,000	Cisco Systems, Inc.			2,171,820	3.40%

Electric Services
34,000	Dominion Energy, Inc.			2,582,640	4.04%

Electromedical & Electrotherapeutic Apparatus
11,500	Medtronic PLC **			1,358,495	2.12%

Fire, Marine & Casualty Insurance
2,500	Alleghany Corporation			1,565,725
21,000	Berkshire Hathaway Inc. - Class B *			5,364,870
62,000	Loews Corporation			3,179,360
14,000	The Travelers Companies, Inc.			2,105,600
				12,215,555	19.09%

Gold and Silver Ores
33,000	Agnico Eagle Mines Limited (Canada)			1,907,730
89,000	Barrick Gold Corporation (Canada)			1,762,200
35,500	Kirkland Lake Gold Ltd. (Canada)			1,199,900
36,000	Pan American Silver Corp. (Canada)			1,081,080
				5,950,910	9.31%

Grain Mill Products
24,000	Ingredion Incorporated			2,158,080	3.38%

Hospital & Medical Service Plans
2,000	UnitedHealth Group Incorporated			744,140	1.16%

Miscellaneous Fabricated Metal Products
29,000	Mueller Water Products, Inc. - Class A			402,810	0.63%

Pharmaceutical Preparations
62,000	Pfizer Inc.			2,246,260
8,561	Viatris Inc. *			119,597
				2,365,857	3.69%

Pipe Lines (No Natural Gas)
88,000	Enbridge Inc. (Canada)			3,203,200	5.01%

Plastic Materials, Synth Resins & Nonvulcan Elastomers
42,000	DuPont de Nemours, Inc.			3,245,760	5.08%

Real Estate Agents & Managers (For Others)
8,000	Jones Lang LaSalle Incorporated			1,432,320	2.24%

Retail - Eating & Drinking Places
11,500	Starbucks Corporation			1,256,605	1.97%

Retail - Family Clothing Stores
14,000	The TJX Companies, Inc.			926,100	1.45%

Services - Computer Integrated Systems Design
27,000	Cerner Corporation			1,940,760	3.04%

Services - Education Services
1,500	Graham Holdings Company - Class B			843,660	1.32%

Services - Prepackaged Software
8,000	Guidewire Software, Inc. *			813,040	1.27%

Soap, Detergents, Cleang Preparations, Perfumes, Cosmetics
35,000	Unilever PLC **			1,954,050	3.06%

Total for Common Stocks (Cost - $38,106,825)				51,605,972	80.71%

REAL ESTATE INVESTMENT TRUSTS
69,000	Equity Commonwealth			1,918,200	3.00%
(Cost - $1,999,365)

MONEY MARKET FUNDS
10,477,335	Invesco Short-Term Investments Trust Treasury Portfolio
	Institutional Class 0.01% ***			10,477,335	16.39%
(Cost - $10,477,335)

	Total Investments			64,001,507	100.10%
	(Cost - $50,583,525)

	Liabilities in Excess of Other Assets			(62,028)	-0.10%

	Net Assets			$ 63,939,479	100.00%

* Non-Income Producing Security.
** ADR - American Depositary Receipt.
*** The Yield shown represents the 7-day yield at March 31, 2021.

1. SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of securities owned at March 31, 2021, was $50,583,525. At March 31, 2021, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments was as follows:

	Unrealized Gain			$ 13,789,804
	Unrealized Loss			(371,822)
	Unrealized Gain			$ 13,417,982

2. SECURITIES VALUATIONS

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Fund’s major categories of assets measured at fair value on a recurring basis follows.

Equity securities (common stocks, including ADRs and REITs). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid, it is generally categorized as a level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at net asset value provided by the funds and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of March 31, 2021:

Valuation of Inputs and Assets		Level 1	Level 2	Level 3	Total
Common Stocks		$ 51,605,972	$ -	$ -	$ 51,605,972
Real Estate Investment Trusts		1,918,200	-	-	1,918,200
Money Market Funds		10,477,335	-	-	10,477,335
Total		$ 64,001,507	$ -	$ -	$ 64,001,507

Refer to the Fund's Schedule of Investments for a listing of securities by industry. The Fund did not hold any Level 3 assets or liabilities during the fiscal quarter ended March 31, 2021.